Segment information (Tables)	3 Months Ended
Mar. 31, 2023
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2023 and 2022.

	Three months ended March 31,
	2023	2022
	$	$
North America	31,477	23,855
Rest of World	9,982	8,200
	41,459	32,055